INCOME AND EXPENSES	6 Months Ended
Dec. 31, 2020
INCOME AND EXPENSES [Abstract]
INCOME AND EXPENSES
3.	INCOME AND EXPENSES

	Six Months Ended December 31, 2020 US$	Six Months Ended December 31, 2019 US$

Finance income
Interest income	17,407	146,825
	17,407	146,825

Finance costs
Interest on loans and borrowings	(138,347)	(4,840)
Interest on lease liabilities	(17,861)	(34,313)
	(156,208)	(39,153)

Depreciation
Depreciation of property, plant and equipment	(27,869)	(44,314)
	(27,869)	(44,314)

Other income and expenses
Repayment of government grant (1)	(138,100)	-
Net foreign exchange gain	100,152	46,171
	(37,948)	46,171

Notes:

(1)
During the half year, the Group voluntarily repaid 100% of the funds it received during fiscal 2020 under the Paycheck Protection Program, a business loan program established by the 2020 US Federal Government Coronavirus Aid, Relief, and Economic Security Act (CARES Act). The funds were not required to be repaid, but as part of good corporate social responsibility, the Group chose to voluntarily repay in full.